Fees Summary	Apr. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 106,577,819.75
Previously Paid Amount	0.00
Total Fee Amount	16,317.06
Total Offset Amount	0.00
Net Fee	$ 16,317.06